Leases - Summary of Maturities of the Company's Financing Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finance Lease, Liability, Payment, Due [Abstract]
2021	$ 10,322
2022	10,083
2023	4,505
Total lease payments	24,910
Less imputed interest	(1,778)
Total	$ 23,132	$ 0